Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment.
Property, plant and equipment

15. Property, plant and equipment

	Buildings and	Machinery and		Assets under
EURm	constructions	equipment	Other	construction	Total
Acquisition cost as of January 1, 2016	427	1 746	41	15	2 229
Transfers to assets held for sale	(47)	–	–	–	(47)
Translation differences	1	(15)	2	–	(12)
Additions	65	361	3	87	516
Acquisitions through business combinations	587	674	68	84	1 413
Reclassifications	20	75	2	(97)	–
Disposals and retirements	(54)	(148)	(2)	–	(204)
Acquisition cost as of December 31, 2016	999	2 693	114	89	3 895
Accumulated depreciation as of January 1, 2016	(174)	(1 351)	(9)	–	(1 534)
Transfers to assets held for sale	5	–	–	–	5
Translation differences	1	13	–	–	14
Disposals and retirements	46	133	–	–	179
Depreciation	(94)	(480)	(4)	–	(578)
Accumulated depreciation as of December 31, 2016	(216)	(1 685)	(13)	–	(1 914)
Net book value as of January 1, 2016	253	395	32	15	695
Net book value at December 31, 2016	783	1 008	101	89	1 981
Acquisition cost as of January 1, 2017	999	2 693	114	89	3 895
Translation differences	(52)	(105)	(9)	(5)	(171)
Additions	115	370	3	89	577
Acquisitions through business combinations	1	1	–	–	2
Reclassifications	42	43	–	(85)	–
Disposals and retirements	(40)	(353)	(2)	(2)	(397)
Acquisition cost as of December 31, 2017	1 065	2 649	106	86	3 906
Accumulated depreciation as of January 1, 2017	(216)	(1 685)	(13)	–	(1 914)
Translation differences	20	67	1	–	88
Impairment charges	–	(25)	–	–	(25)
Disposals and retirements	22	315	2	–	339
Depreciation	(97)	(440)	(4)	–	(541)
Accumulated depreciation as of December 31, 2017	(271)	(1 768)	(14)	–	(2 053)
Net book value as of January 1, 2017	783	1 008	101	89	1 981
Net book value as of December 31, 2017	794	881	92	86	1 853

In 2014, the tax authorities in India placed a lien which prohibited the Group from transferring the mobile devices-related facility in Chennai to Microsoft as part of the Sale of the D&S Business.